Organization and Description of Business (Details Narrative) - USD ($) $ in Millions	May 27, 2021	Jul. 08, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registered capital amount		$ 20
RLSP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registered capital amount		$ 20
XingxiuHua [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	40,000,000